Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jul. 31, 2020
Federal deposit insurance corporation coverage limit				$ 250,000	$ 250,000
Unrecognized tax benefits	$ 0	$ 0		0	0
Income tax penalties and interest accrued	0	0		$ 0	$ 0
Common shares subject to redemption				14,654,852	14,108,010
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				15,800,000
Investment income earned on the Trust Account		3,104		$ 325	$ 33,037
Franchise Tax Income				325
Net income (loss)		(11,657,781)	$ 6,079,998	(2,958,534)	(5,577,783)
Deferred tax assets	176,000	176,000		40,359	176,000
Financing costs - derivative warrant liabilities				410,849
Stockholders' equity	$ 5,000,010	5,000,010	5,000,007	$ 5,000,005	5,000,010	$ 0
Private Placement Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	15,800,000
Common Class A [Member]
Common shares subject to redemption				14,654,852
Net income (loss)				$ 0
Stockholders' equity	$ 314	314	200	260	314	0
Common Class B [Member]
Net income (loss)		(11,657,781)		(2,959,000)	(5,577,783)
Stockholders' equity	$ 431	$ 431	$ 431	431	$ 431	$ 0
IPO [Member]
Financing costs - derivative warrant liabilities				400,000
Stockholders' equity				$ 8,700,000
IPO [Member] | Public Warrants [Member]
Class of warrant or right,issued during the period				8,625,000
IPO [Member] | Private Placement Warrants [Member]
Class of warrant or right,issued during the period				7,175,000